Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 471,901	$ 830,014
Short-term investments		50,104
Accounts receivable
Due from customers and agents, less allowances of $41,431 and $63,690, respectively	548,537	551,611
Other, less allowances of $1,141 and $1,914, respectively	135,144	179,503
Inventory, net	273,707	244,560
Net deferred income tax asset	107,686	106,077
Prepaid expenses	86,506	87,920
Income taxes receivable	113,708	2,397
Other current assets	29,766	35,151
Total current assets	1,766,955	2,087,337
Assets held for sale	103,343	16,027
Investments
Licenses	1,453,574	1,423,779
Goodwill	771,352	836,843
Franchise rights	244,300	123,668
Other intangible assets, net of accumulated amortization of $133,823 and $112,752, respectively	64,499	71,454
Investments in unconsolidated entities	321,729	301,772
Other investments	508	641
Total investments	2,855,962	2,758,157
Property, plant and equipment
In service and under construction	11,194,044	11,239,804
Less: Accumulated depreciation and amortization	7,347,919	7,361,660
Property, plant and equipment, net	3,846,125	3,878,144
Other assets and deferred charges	334,554	164,482
Total assets	8,906,939	8,904,147
Current liabilities
Current portion of long-term debt	808	1,646
Accounts payable	387,125	496,069
Customer deposits and deferred revenues	324,318	289,445
Accrued interest	7,919	6,673
Accrued taxes	46,734	70,518
Accrued compensation	114,549	115,031
Other current liabilities	181,803	212,374
Total current liabilities	1,063,256	1,191,756
Liabilities held for sale	21,643
Deferred liabilities and credits
Net deferred income tax liability	941,519	862,975
Other deferred liabilities and credits	430,774	458,709
Long-term debt	1,993,586	1,720,074
Commitments and contingencies
Noncontrolling interests with redemption features	1,150	536
TDS shareholders' equity
Series A Common and Common Shares	1,327	1,327
Capital in excess of par value	2,336,511	2,308,807
Treasury shares at cost	(748,199)	(721,354)
Accumulated other comprehensive loss	6,452	(569)
Retained earnings	2,330,187	2,529,626
Total TDS shareholders' equity	3,926,278	4,117,837
Preferred shares	824	824
Noncontrolling interests	527,909	551,436
Total equity	4,455,011	4,670,097
Total liabilities and equity	$ 8,906,939	$ 8,904,147